Stock Compensation Plan - Restricted stock Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Units.
Outstanding at the beginning (in dollars) | shares	0
Number of shares granted during period (in shares) | shares	3,002
Vested (in dollars) | shares	0
Forfeited (in dollars) | shares	(457)
Outstanding at the end (in dollars) | shares	2,545
Expected to vest at the end (in dollars) | shares	2,545
Weighted average grant date fair value
Outstanding at the beginning (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	8.90
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	7.91
Outstanding at the end (in dollars per share) | $ / shares	9.07
Expected to vest at the end (in dollars per share) | $ / shares	$ 9.07